Summary of Significant Accounting Policies (Policies)	6 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Use of estimates
Use of estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Significant items subject to such estimates and assumptions include but are not limited to: determining the lease term of contracts with renewal and termination options, discount rates, share-based compensation, estimation of the fair value of derivatives and warrants, estimation of useful lives of assets, impairment of assets, taxes, employee benefits provisions and warranty provision. Management bases its estimates on historical experience and on various other assumptions believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from those estimates due to risks and uncertainties and may be material.

Revenue recognition
Revenue recognition
Bill and hold transactions
In certain circumstances, the Group’s customers may request the Group store products on the customer’s behalf until the customer is ready to collect or have the goods delivered to their specified location. This may arise if customers are not ready to take delivery as a result, generally, of delays in their site construction and rollout or obtaining necessary customs clearances. In these situations, we have concluded that the transfer of control of these products to the customer occurs when the finished products are ready for delivery to the customer. In assessing the transfer of control in these
“bill-and-hold”
arrangements, we assess whether the Group has:

•	billed the customers in full;

•	made the products available for the customer, end of line testing of the product is completed and notification made of the completion of manufacture;

•	identified the product physically and systematically as belonging to a specific customer and segregated in our warehouse; and

•	the Group does not have the ability to direct the product to a different customer.
In assessing
bill-and-hold
arrangements, the Group is required to make a judgement on whether there is commercial substance to the customer’s request and that the customer agrees that control has passed and the Group has the right to bill the customer.